Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

(EUR’000)	2025	2024	2023
Revenue
Commercial products	683,572	225,728	178,663
Services and clinical supply	18,008	15,570	21,978
Licenses	5,630	122,343	66,077
Milestones	12,922	—	—
Total revenue	720,132	363,641	266,718
Specified per geographical area
United States (1)	546,388	233,115	191,677
Europe (2)	120,946	123,336	869
Rest of world (1)	52,798	7,190	74,172
Total revenue	720,132	363,641	266,718
(1)
From 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of World have been restated for comparative purposes.
(2)
For the years ended December 31, 2025 and December 31, 2024, Denmark, the country of domicile, contributed with €12.9 million and €95.4 million of revenue, respectively. For the year ended December 31, 2023, no revenue was attributable to Denmark.

Schedule of Revenue Attributable to Commercial Customers by Product

Revenue from sale of commercial products were as follows:

(EUR’000)	2025	2024	2023
Revenue from commercial products
YORVIPATH®	477,412	28,727	—
SKYTROFA®	206,160	197,001	178,663
Total revenue from commercial products	683,572	225,728	178,663